Income tax expense_Details of accumulated deferred tax charged directly to equity (Details) - KRW (₩) ₩ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of deferred tax relating to items charged or credited directly to equity [Abstract]
Net gain on valuation of financial assets at FVTOCI	₩ 18,568
Loss on valuation of AFS securities		₩ (114,169)
Share of other comprehensive gain (loss) of joint ventures and associates	378	(954)
Foreign currency translation of foreign operations	6,852	15,855
Remeasurements of the net defined benefit liability	78,685	56,317
Gain (loss) on cash flow hedge	1,735	(248)
Total	₩ 106,218	₩ (43,199)